Note 16 - Plant Restructuring (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Restructuring and Related Costs [Table Text Block]
	Severance	Other
	Payable	Costs	Total

Balance March 31, 2020	$202	$-	202
Charge to expense	227	(45)	182
Cash payments/write offs	(429)	45	(384)
Balance March 31, 2021	-	-	-
Charge to expense	-	70	70
Cash payments/write offs	-	(70)	(70)
Balance March 31, 2022	$-	$-	$-